Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	CPA
Entity Registrant Name	COPA HOLDINGS, S.A.
Entity Central Index Key	0001345105
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Class A Common Stock, without par value
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	PA
Class A common stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	31,337,856
Class B common stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,938,125